CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED BALANCE SHEETS
Number of authorized shares not disclosed	true	true
Ordinary shares, issued	2,339,536,010	2,338,812,496
Ordinary shares, outstanding	2,339,536,010	2,338,812,496